Accounts Receivable - Aging analysis based on the relevant invoice dates (Details) - Third parties - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Account Receivable
Accounts receivable	$ 155,155	$ 115,169
Not later than 3 months
Account Receivable
Accounts receivable	138,695	96,057
Between 3 months to 6 months
Account Receivable
Accounts receivable	9,914	11,507
Between 6 months to 1 year
Account Receivable
Accounts receivable	5,418	6,439
Later than 1 year
Account Receivable
Accounts receivable	$ 1,128	$ 1,166